Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,308,350
Previously Paid Amount	0.00
Total Fee Amount	6,395.18
Total Offset Amount	0.00
Net Fee	6,395.18
Narrative - Max Aggregate Offering Price	$ 46,308,350
Final Prospectus	true